COMMITMENTS AND CONTINGENCIES (Details Narrative 1) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2019	Nov. 30, 2018	Jan. 31, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018
Consulting Agreements [Line Items]
Value for shares issued for services						$ 118,000
Number of common stock share issued for services								3,000,000
CLO[Member]
Consulting Agreements [Line Items]
Number of common stock share issued for services		83,333	250,000
Monthly base salary of consultant after consulting agreement ends	$ 15,000
President [Member]
Consulting Agreements [Line Items]
Value for shares issued for services								$ 200,000
Number of common stock share issued for services				500,000	500,000			833,333
Monthly base salary of consultant after consulting agreement ends	$ 20,000
Consulting Agreement [Member]
Consulting Agreements [Line Items]
Number of common stock share issued for services								416,666
Consulting fees per month									$ 7,500
Issuance of warrant for consultant							750,000		10,000